Share Based Compensation - Option valuation (Details) - Stock options	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Employees and directors
Assumptions to determine fair value of options granted on weighted average basis:
Risk-free interest rate	2.93%	1.90%	2.80%	1.97%	1.99%	1.45%
Expected term (in years)	6 years 3 months	6 years	6 years 4 months 28 days	6 years	6 years 3 months	6 years 3 months
Expected volatility	74.37%	73.88%	74.90%	74.23%	74.18%	70.75%
Non-employees
Assumptions to determine fair value of options granted on weighted average basis:
Risk-free interest rate	2.94%	1.97%	2.90%	1.97%	2.49%	1.94%
Expected term (in years)	7 years 15 days	8 years 10 months 2 days	7 years 5 months 16 days	8 years 10 months 2 days	10 years	10 years
Expected volatility	74.49%	77.93%	74.07%	77.93%	78.28%	65.85%